Deferred income tax - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	$ (163,741)	$ (14,937)	$ (7,436)
Additions through business combinations	28,486	(98,669)
Tax (charge)/income	73,716	(74,722)	(10,214)
Effects of movement in exchange rates	(11,365)	(24,587)	(2,713)
Net deferred income tax, Ending balance	(107,146)	(163,741)	(14,937)
Deferred income tax assets deductible temporary differences for which no deferred tax is recognized	1,800,000	1,600,000	1,300,000
Deferred tax liabilities, including netting	118,210	177,184
December 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets deductible temporary differences for which no deferred tax is recognized	230,900	383,800	0
December 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets deductible temporary differences for which no deferred tax is recognized	191,000	195,600	0
December 31, 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets deductible temporary differences for which no deferred tax is recognized	298,100	0	0
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	(153,081)	(106,060)	(106,538)
Additions through business combinations	4,220	(3,378)
Tax (charge)/income	2,078	(46,364)	(2,692)
Effects of movement in exchange rates	(11,014)	(2,721)	(3,170)
Net deferred income tax, Ending balance	(144,209)	(153,081)	(106,060)
Deferred tax liabilities, including netting	145,888	155,198
Provisions / share based payments obligation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	66,143	29,279	43,389
Additions through business combinations		2,182
Tax (charge)/income	(11,922)	35,089	(12,375)
Effects of movement in exchange rates	4,759	407	1,735
Net deferred income tax, Ending balance	49,462	66,143	29,279
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	(191,887)	(121,721)	(129,777)
Additions through business combinations	24,266	(103,638)
Tax (charge)/income	85,254	11,030	5,719
Effects of movement in exchange rates	(13,806)	(22,442)	(2,337)
Net deferred income tax, Ending balance	(117,093)	(191,887)	(121,721)
Deferred tax liabilities, including netting	110,843	183,401
Loans and derivatives
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	(26,054)	(11,697)	(2,150)
Tax (charge)/income	9,295	(16,444)	(9,547)
Effects of movement in exchange rates	(1,874)	(2,087)
Net deferred income tax, Ending balance	(14,885)	(26,054)	(11,697)
Unrealized exchange differences/tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	141,138	195,262	187,640
Additions through business combinations		6,165
Tax (charge)/income	(10,989)	(58,033)	8,681
Effects of movement in exchange rates	10,570	2,256	1,059
Net deferred income tax, Ending balance	119,579	$ 141,138	$ 195,262
Undistributed earnings of subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, including netting	$ 0